                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                RULE 24f-2 NOTICE

                                       FOR

                Providentmutual Variable Annuity Separate Account
                              (Name of Registrant)

                              300 Continental Drive
                                Newark, DE 19713
                    (Address of principal executive offices)

                         File Nos. 33-44180 and 33-65512

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

                  (i).     Fiscal year for which Notice is filed:

                           Fiscal year ended December 31, 1995

                  (ii). Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.

                           None

                  (iii). The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                           None

                  (iv). The number or amount of securities sold during the fiscal year:

                           Growth                  Money Market                 Bond                   Managed
                           Subaccount              Subaccount                   Subaccount             Subaccount
                           ----------              ----------                   ----------             ----------
                           $5,297,837.68           $87,330,705.79               $1,404,775.30          $2,454,880.50

                           worth of                worth of                     worth of               worth of
                           policies(1)             policies(2)                  policies(3)            policies(4)

                           Aggressive Growth                                    International
                           Subaccount                                           Subaccount
                           ----------                                           ----------
                           $3,000,633.58                                        $5,907,334.49

                           worth of                                             worth of
                           policies(5)                                          policies(6)

         Fidelity                   Fidelity                     Fidelity
         High Income                Equity Income                Growth
         Subaccount                 Subaccount                   Subaccount
         ----------                 ----------                   ----------
         $3,279,124.55              $17,904,217.61               $12,517,010.29

         worth of                   worth of                     worth of
         policies(7)                policies(8)                  policies(9)

         Fidelity                   Fidelity                     Fidelity                Quest for
         Asset Manager              Index 500                    ContraFund              Value Equity
         Subaccount                 Subaccount                   Subaccount              Subaccount
         ----------                 ----------                   ----------              ----------
         $5,328,290.36              $5,166,733.30                $4,787,668.13           $3,796,718.73

         worth of                   worth of                     worth of                worth of
         policies(10)               policies(11)                 policies(12)            policies(13)

                                                                                         Scudder
         Quest for Value            Quest for Value              Scudder                 Growth and             Scudder
         Small Cap                  Managed                      Bond                    Income                 International
         Subaccount                 Subaccount                   Subaccount              Subaccount             Subaccount
         ----------                 ----------                   ----------              ----------             ----------
         $5,467,360.30              $11,697,916.37               $1,796,541.38           $586,364.75            $622,429.49

         worth of                   worth of                     worth of                worth of               worth of
         policies(14)               policies(15)                 policies(16)            policies(17)           policies(18)


                                    Dreyfus                      Dreyfus                 Federated U.S.
         Dreyfus Zero               Growth and                   Socially                Government             Federated
         Coupon 2000                Income                       Responsible             Bond Fund              Utility Fund
         Subaccount                 Subaccount                   Subaccount              Subaccount             Subaccount
         ----------                 ----------                   ----------              ----------             ----------
         $1,889,949.96              $2,704,309.67                $127,053.06             $465,032.92            $608,644.19

         worth of                   worth of                     worth of                worth of               worth of
         policies(19)               policies(20)                 policies(21)            policies(22)           policies(23)

(v). The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2

          Growth                  Money Market               Bond                         Managed
          Subaccount              Subaccount                 Subaccount                   Subaccount
          ----------              ----------                 ----------                   ----------
          $5,297,837.68           $87,330,705.79             $1,404,775.30                $2,454,880.50

          worth of                worth of                   worth of                     worth of
          policies(1)             policies(2)                policies(3)                  policies(4)

          Aggressive Growth                                  International
          Subaccount                                         Subaccount
          ----------                                         ----------
          $3,000,633.58                                      $5,907,334.49

          worth of                                           worth of
          policies(5)                                        policies(6)

          Fidelity                Fidelity                   Fidelity
          High Income             Equity Income              Growth
          Subaccount              Subaccount                 Subaccount
          ----------              ----------                 ----------
          $3,279,124.55           $17,904,217.61             $12,517,010.29

          worth of                worth of                   worth of
          policies(7)             policies(8)                policies(9)

          Fidelity                Fidelity                   Fidelity                     Quest for
          Asset Manager           Index 500                  ContraFund                   Value Equity
          Subaccount              Subaccount                 Subaccount                   Subaccount
          ----------              ----------                 ----------                   ----------
          $5,328,290.36           $5,166,733.30              $4,787,668.13                $3,796,718.73

          worth of                worth of                   worth of                     worth of
          policies(10)            policies(11)               policies(12)                 policies(13)

          Quest for Value         Quest for Value            Scudder
          Small Cap               Managed                    Bond
          Subaccount              Subaccount                 Subaccount
          ----------              ----------                 ----------
          $5,467,360.30           $11,697,916.37             $1,796,541.38

          worth of                worth of                   worth of
          policies(14)            policies(15)               policies(16)

                           Scudder
                           Growth and              Scudder                  Dreyfus Zero
                           Income                  International            Coupon 2000
                           Subaccount              Subaccount               Subaccount
                           ----------              ----------               ----------
                           $586,364.75             $622,429.49              $2,280,055.35

                           worth of                worth of                 worth of
                           policies(17)            policies(18)             policies(19)

                           Dreyfus                 Dreyfus                  Federaled U.S.
                           Growth and              Socially                 Government                  Federated
                           Income                  Responsible              Bond Fund                   Utility Fund
                           Subaccount              Subaccount               Subaccount                  Subaccount
                           ----------              ----------               ----------                  ----------
                           $2,704,309.67           $127,053.06              $465,032.92                 $608,644.19

                           worth of                worth of                 worth of                    worth of
                           policies(20)            policies(21)             policies(22)                policies(23)


         2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

         3.       Filing fee with respect to shares specified in 1(v) above:

                      Growth Subaccount                             $     903.94   (1)
                      Money Market Subaccount                           2,502.99   (2)
                      Bond Subaccount                                     246.69   (3)
                      Managed Subaccount                                 (142.83)  (4)
                      Aggressive Growth Subaccount                        413.41   (5)
                      International Subaccount                            334.32   (6)
                      Fidelity High Income Subaccount                     575.42   (7)
                      Fidelity Equity Income Subaccount                 4,778.87   (8)
                      Fidelity Growth Subaccount                        3,250.63   (9)
                      Fidelity Asset Manager Subaccount                   (31.81) (10)
                      Fidelity Index 500 Subaccount                     1,500.43  (11)
                      Fidelity ContraFund Subaccount                    1,493.43  (12)
                      Quest for Value Equity Subaccount                   951.65  (13)
                      Quest for Value Small Cap Subaccount                476.65  (14)
                      Quest for Value Managed Subaccount                2,637.74  (15)
                      Scudder Bond Subaccount                             370.16  (16)
                      Scudder Growth and Income Subaccount                184.47  (17)
                      Scudder International Subaccount                    208.97  (18)
                      Dreyfus Zero Coupon 2000 Subaccount                 482.46  (19)
                      Dreyfus Growth and Income Subaccount                733.25  (20)
                      Dreyfus Socially Responsible Subaccount              43.34  (21)

                      Federated U.S. Government Bond Subaccount              157.00  (22)
                      Federated Utility Fund Subaccount                      202.72  (23)
                                                                         ----------
                                                                         $22,151.91


Minimum Filing Fee (Certified Check Enclosed):  $22,151.91

DATED:  February 27, 1996

              PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

                           BY:      /s/ Linda E. Senker
                                    ---------------------------------------
                                    Linda E. Senker
                                    Legal Officer

------------------------
(1) The actual aggregate sales price was $5,297,837.68, which consists of 2,384 policies allocating premiums to the Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Growth Subaccount policies redeemed was $2,676,413.50. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies in calculated as follows:

         $5,297,837.68 - 2,676,413.50 = $2,621,424.18 / 2900 = $903.94

(2) The actual aggregate sales price was $87,330,705.79, which consists of 5,478 policies allocating premiums to the Money Market Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Money Market Subaccount policies redeemed was $80,072,038.74. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $87,330,705.79 - 80,072,038.74 = $7,258,667.05 / 2900 = $2,502.99

(3) The actual aggregate sales price was $1,404,775.30, which consists of 789 policies allocating premiums to the Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Bond Subaccount policies redeemed was $689,363.95. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f- 2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,404,775.30 - 689,363.95 = $715,411.35 / 2900 = $246.69

(4) The actual aggregate sales price was $2,454,880.50, which consists of 949 policies allocating premiums to the Managed Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Managed Subaccount policies redeemed was $2,869,098.53. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,454,880.50 - 2,869,098.53 = ($414,218.03) / 2900 = ($142.83)

(5) The actual aggregate sales price was $3,000,633.58, which consists of 2,278 policies allocating premiums to the Aggressive Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Aggressive Growth Subaccount policies redeemed was $1,801,735.10. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $3,000,633.58 - 1,801,735.10 = $1,198,898.48 / 2900 = $413.41

(6) The actual aggregate sales price was $5,907,334.39, which consists of 4,881 policies allocating premiums to the International Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of International Subaccount policies redeemed was $4,937,819.42. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $5,907,334.39 - 3,937,819.42 = $969,515.07 / 2900 = $334.32

(7) The actual aggregate sales price was $3,279,124.55, which consists of 1,801 policies allocating premiums to the Fidelity High Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity High Income Subaccount policies redeemed was $1,610,397.13. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $3,279,124.55 - 1,610,397.13 = $1,668,727.42 / 2900 = $575.42

(8) The actual aggregate sales price was $17,904,217.61, which consists of 6,420 policies allocating premiums to the Fidelity Equity Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Equity Income Subaccount policies redeemed was $4,045,497.30. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $17,904,217.61 - 4,045,497.30 = $13,858,720.31 / 2900 = $4,778.87

(9) The actual aggregate sales price was $12,517,010.29, which consists of 5,882 policies allocating premiums to the Fidelity Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Growth Subaccount policies redeemed was $3,090,174.12. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $12,517,010.29 - 3,090,174.12 = $9,426,836.17 / 2900 = $3,250.63

(10) The actual aggregate sales price was $5,328,290.36, which consists of 3,586 policies allocating premiums to the Fidelity Asset Manager Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Asset Manager Subaccount policies redeemed was $5,420,537.03. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $5,328,290.36 - 5,420,537.03 = ($92,246.67) / 2900 = ($31.81)

(11) The actual aggregate sales price was $5,166,733.30, which consists of 2,408 policies allocating premiums to the Fidelity Index 500 Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Index 500 Subaccount policies redeemed was $815,490.00. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $5,166,733.30 - 815,490.00 = $4,351,243.30 / 2900 = $1,500.43

(12) The actual aggregate sales price was $4,787,668.13, which consists of 1,273 policies allocating premiums to the Fidelity ContraFund Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity ContraFund Subaccount policies redeemed was $456,719.04. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,787,668.13 - 456,719.04 = $4,330,949.09 / 2900 = $1,493.43

(13) The actual aggregate sales price was $3,796,718.73, which consists of 1,975 policies allocating premiums to the Quest for Value Equity Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Quest for Value Equity Subaccount policies redeemed was $1,036,926.71. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $3,796,718.73 - 1,036,926.71 = $2,759,792.02 / 2900 = $951.65

(14) The actual aggregate sales price was $5,467,360.30, which consists of 4,977 policies allocating premiums to the Quest for Value Small Cap Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Quest for Value Small Cap Subaccount policies redeemed was $4,085,077.48. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $5,467,360.30 - 4,085,077.48 = $1,382,282.82 / 2900 = $476.65

(15) The actual aggregate sales price was $11,697,916.37, which consists of 4,579 policies allocating premiums to the Quest for Value Managed Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Quest for Value Managed Subaccount policies redeemed was $4,048,464.79. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $11,697,916.37 - 4,048,464.79 = $7,649,451.58 / 2900 = $2,637.74

(16) The actual aggregate sales price was $1,796,541.38, which consists of 1,373 policies allocating premiums to the Scudder Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Scudder Bond Subaccount policies redeemed was $723,066.78. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,796,541.38 - 723,066.78 = $1,073,474.60 / 2900 = $370.16

(17) The actual aggregate sales price was $586,364.75, which consists of 232 policies allocating premiums to the Scudder Growth and Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Scudder Growth and Income Subaccount policies redeemed was $51,415.33. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $586,364.75 - 51,415.33 = $534,949.42 / 2900 = $184.47

(18) The actual aggregate sales price was $622,429.49, which consists of 297 policies allocating premiums to the Scudder International Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Scudder International Subaccount policies redeemed was $16,415.09. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $622,429.49 - 16,415.09 = $606,014.40 / 2900 = $208.97

(19) The actual aggregate sales price was $1,889,949.96, which consists of 882 policies allocating premiums to the Dreyfus Zero Coupon 2000 Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Dreyfus Zero Coupon 2000 Subaccount policies redeemed was $844,601.39. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,889,949.96 - 844,601.39 = $1,045,348.57 / 2900 = $360.47

(20) The actual aggregate sales price was $2,704,309.67, which consists of 863 policies allocating premiums to the Growth and Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Growth and Income Subaccount policies redeemed was $577,891.74. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,704,309.67 - 577,891.74 = $2,126,417.93 / 2900 = $733.25

(21) The actual aggregate sales price was $127,053.06, which consists of 73 policies allocating premiums to the Socially Responsible Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Socially Responsible Subaccount policies redeemed was $1,372.64. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $127,053.06 - 1,372.64 = $125,680.42 / 2900 = $43.34

(22) The actual aggregate sales price was $465,032.92, which consists of 100 policies allocating premiums to the Federated U.S. Government Bond Fund Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Federated U.S. Government Bond Fund Subaccount policies redeemed was $9,739.15. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $465,032.92 - 9,739.15 = $455,293.77 / 2900 = $157.00

(23) The actual aggregate sales price was $608,644.19, which consists of 143 policies allocating premiums to the Federated Utility Fund Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Federated Utility Fund Subaccount policies redeemed was $20,748.75. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $608,644.19 - 20,748.75 = $587,895.44 / 2900 = $202.72

        [PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA LETTERHEAD]

                                February 27, 1996

Providentmutual Life and Annuity Company
  of America
300 Continental Drive
Newark, DE  19713

                           Re:   Rule 24f-2 Notice
                                 Registration Nos. 33-44180 and 33-65512

Dear Sirs:

         I have served as counsel to Providentmutual Life and Annuity Company of America in connection with the above-referenced Notice. In my opinion, the securities being registered with respect to the Providentmutual Variable Annuity Separate Account are legally issued, fully paid and non-assessable.

                                   Sincerely,

                                  Linda E. Senker
                                  Legal Officer

LES:cf